Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 436,025	$ 418,855	$ 316,430
Trade accounts receivable, net (Note 4)	88,471	70,679	16,421
Inventory	281,133	111,943	18,822
Deferred charges (Note 15)	12,517	7,318	0
Deferred tax assets (Note 15)	17,402	0
Income tax receivable	38,933	10,514	0
Prepaid expenses and other current assets	48,711	19,735	1,759
Total current assets	923,192	639,044	353,432
Non-current assets:
Deposits (Note 6)	23,287	23,286	26,200
Property, plant and equipment, net (Note 7)	1,363,444	561,628	93,966
Inventory	9,601	4,362	5,212
Intangible assets, net (Note 9)	479,173	3,072	639
Investments	68,006	20,000	0
Deferred tax assets (Note 15)	10,298	0
Goodwill (Note 11)	505,003	3,432	0
Other non-current assets	5,322	301	111
Total non-current assets	2,464,134	616,081	126,128
Total assets	3,387,326	1,255,125	479,560
Current liabilities:
Trade accounts payable	230,255	161,587	13,009
Accrued expenses (Note 12)	66,289	12,898	4,225
Income tax payable	25,601	0
Deferred tax liabilities	128	1,356	0
Debt and capital lease obligations (Note 14)	32,935	1,516	0
Other current liabilities	2,096	1,266	393
Short-term borrowing--realted party (Note 10)		870	3,085
Current portion of asset retirement obligation		396	393
Total current liabilities	357,304	178,623	20,712
Non-current liabilities:
Asset retirement obligation (Note 13)	20,727	15,145	12,078
Deferred tax liabilities (Note 15)	189,894	18,899
Deferred tax liabilities (Note 4p)		18,899	0
Debt and capital lease obligations (Note 14)	1,183,528	196,545	0
Derivative liability (Note 25)	8,846	0
Pension liabilities	2,855	0
Other non-current liabilities	3,020	683	257
Total non-current liabilities	1,408,870	231,272	12,335
Total liabilities	1,766,174	409,895	33,047
Commitments and contingencies (Note 19)
Stockholders' equity:
Common stock, $0.001 par value; 350,000,000 shares authorized at September 30, 2012 (Note 16)	138	84	82
Preferred stock, $0.001 par value; 5,000,000 shares authorized at September 30, 2012 (Note 16)	2	2	0
Additional paid-in capital	1,686,226	838,547	539,866
Accumulated other comprehensive loss	(9,646)	(8,481)	0
(Deficit) retained earnings	(74,898)	15,078	(93,435)
Total Molycorp stockholders' equity	1,601,822	845,230	446,513
Noncontrolling interests	19,330	0
Total stockholders' equity	1,621,152	845,230	446,513
Total liabilities and stockholders' equity	$ 3,387,326	$ 1,255,125	$ 479,560